Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	May 10, 2022	Feb. 28, 2022	Feb. 28, 2021	Mar. 31, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Oct. 03, 2016
C000218613
Account Value [Line Items]
Line Graph and Table Measure Name	Blueprint Adaptive Growth Allocation Fund - Institutional Class
Account Value	$ 15,266	$ 13,552	$ 11,194		$ 12,839	$ 12,080	$ 10,000
C000172452
Account Value [Line Items]
Line Graph and Table Measure Name	HVIA Equity Fund - Institutional Class
Account Value	$ 78,023	72,532	53,585		58,640	51,143		$ 36,766	$ 34,649	$ 33,208	$ 28,516	$ 25,000
C000235579
Account Value [Line Items]
Line Graph and Table Measure Name	Nia Impact Solutions Fund
Account Value	$ 12,873	11,196	10,316	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,858	20,994	16,093		17,434	14,979	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 79,709	67,318	51,604		55,904	48,032		$ 36,584	$ 33,814	$ 32,302	$ 27,585	$ 25,000
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 14,237	12,479	10,260	$ 9,999
Morningstar Global Allocations Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocations Index
Account Value	$ 15,464	$ 14,023	$ 12,220		$ 13,516	$ 13,174	$ 10,000